Consolidated Statements of Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 TWD ($) $ / shares	Dec. 31, 2016 TWD ($) $ / shares
Statement Of Comprehensive Income [Abstract]
Operating revenue	$ 62,324	$ 2,036	$ 49,635	$ 41,674
Operating expenses
General and administrative expenses	(147,743)	(4,827)	(134,869)	(141,494)
Research and development expenses	(832,575)	(27,200)	(813,252)	(736,878)
Operating expenses	(980,318)	(32,027)	(948,121)	(878,372)
Other income and expenses	26,228	857	21,148	5,575
Operating loss	(891,766)	(29,134)	(877,338)	(831,123)
Non-operating income and expenses
Interest income	2,453	80	5,060	9,893
Other gains and losses	(1,508)	(49)	2,652	417
Finance costs	(9,886)	(323)	(3,385)	(2,940)
Non-operating income and expenses	(8,941)	(292)	4,327	7,370
Loss before income tax	(900,707)	(29,426)	(873,011)	(823,753)
Income tax expense	(867)	(28)	(951)	(563)
Net loss	(901,574)	(29,454)	(873,962)	(824,316)
Items that will not be reclassified to profit or loss
Remeasurement arising on defined benefit plans	(527)	(17)	(124)	(346)
Items that may be subsequently reclassified to profit or loss
Financial statement translation differences of foreign operations	(727)	(24)	(3,396)	(857)
Total other comprehensive loss, net	(1,254)	(41)	(3,520)	(1,203)
Total comprehensive loss	(902,828)	(29,495)	(877,482)	(825,519)
Loss attributable to:
Owners of the parent	(901,574)	(29,454)	(873,962)	(824,316)
Total comprehensive loss attributable to:
Owners of the parent	$ (902,828)	$ (29,495)	$ (877,482)	$ (825,519)
Loss per share of common share
Basic loss per share (in dollars) | (per share)	$ (14.37)	$ (0.47)	$ (15.75)	$ (14.89)
Diluted loss per share (in dollars) | (per share)	$ (14.37)	$ (0.47)	$ (15.75)	$ (14.89)